Nature of Business	1 Months Ended	4 Months Ended
	Mar. 31, 2015	Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

NOTE 1 - NATURE OF BUSINESS

The Company was incorporated under the laws of the state of Delaware on March 2, 2015, under the name Hubilu Venture Corp. and, on March 4, 2015, filed a Certificate of Correction to change the name to Hubilu Venture Corporation. The Company has limited operations and is developing a business plan to provide real estate consulting services clients in the United States. To date, its business activities have been limited to organizational matters and developing a website. It is in the development stages and has not yet realized any revenues from its planned operations.

NOTE 1 - NATURE OF BUSINESS

The Company was incorporated under the laws of the state of Delaware on March 2, 2015, under the name Hubilu Venture Corp. and, on March 4, 2015, filed a Certificate of Correction to change the name to Hubilu Venture Corporation. The Company has limited operations and is developing a business plan to provide real estate consulting services to clients in the United States. To date, its business activities have been limited to organizational matters and developing a website. It is in the development stage and has not yet realized any revenues from its planned operations.